Acquisition of SMCB (Details Narrative) - USD ($)	May 02, 2025	Jun. 30, 2025	Dec. 31, 2024
Business Combination [Line Items]
Common stock, par value		$ 0.01	$ 0.01
Equity Purchase Agreement [Member] | Semi Cab Inc [Member]
Business Combination [Line Items]
Membership interest percentage	20.00%
Amended And Restated Employment Agreement [Member] | Messrs Kapoor And Sehgal [Member]
Business Combination [Line Items]
Membership interest percentage	15.00%
Semi Cab Holdings [Member] | Equity Purchase Agreement [Member]
Business Combination [Line Items]
Stock issued during period shares acquisitions	9,999
Common stock, par value	$ 10
Semi Cab Inc [Member] | Equity Purchase Agreement [Member]
Business Combination [Line Items]
Debt Instrument, Face Amount	$ 1,750,000
Aggregate consideration consisting shares	119,742
Notes payable	$ 1,500,000
Remaining debt amount	$ 250,000